FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Class A
Per Unit Operating Performance:
Net asset value, beginning of year	$ 1.0369		$ 1.0689		$ 1.1452
Net Realized and net unrealized change in trading profit (loss)	$ 0.1863		$ (0.0138)		$ (0.0572)
Expenses	$ (0.0187)	[1]	$ (0.0182)	[1]	$ (0.0191)	[1]
Net asset value, end of year	$ 1.2045		$ 1.0369		$ 1.0689
Total Return:
Total return (as a percent)	16.16%	[2]	(3.00%)	[2]	(6.66%)	[2]
Ratios to Average Members' Capital:
Expenses (as a percent)	1.79%	[1]	1.74%	[1]	1.70%	[1]
Net investment income (loss) (as a percent)	(1.79%)	[1]	(1.74%)	[1]	(1.70%)	[1]
Class C
Per Unit Operating Performance:
Net asset value, beginning of year	$ 1.0135		$ 1.0554		$ 1.1421
Net Realized and net unrealized change in trading profit (loss)	$ 0.1806		$ (0.0135)		$ (0.0565)
Expenses	$ (0.0285)	[1]	$ (0.0284)	[1]	$ (0.0302)	[1]
Net asset value, end of year	$ 1.1656		$ 1.0135		$ 1.0554
Total Return:
Total return (as a percent)	15.01%	[2]	(3.96%)	[2]	(7.59%)	[2]
Ratios to Average Members' Capital:
Expenses (as a percent)	2.80%	[1]	2.74%	[1]	2.70%	[1]
Net investment income (loss) (as a percent)	(2.80%)	[1]	(2.74%)	[1]	(2.70%)	[1]
Class D
Per Unit Operating Performance:
Net asset value, beginning of year	$ 1.2809		$ 1.3008		$ 1.3729
Net Realized and net unrealized change in trading profit (loss)	$ 0.2332		$ (0.0168)		$ (0.0694)
Expenses	$ (0.0036)	[1]	$ (0.0031)	[1]	$ (0.0027)	[1]
Net asset value, end of year	$ 1.5105		$ 1.2809		$ 1.3008
Total Return:
Total return (as a percent)	17.93%	[2]	(1.53%)	[2]	(5.25%)	[2]
Ratios to Average Members' Capital:
Expenses (as a percent)	0.29%	[1]	0.24%	[1]	0.20%	[1]
Net investment income (loss) (as a percent)	(0.29%)	[1]	(0.24%)	[1]	(0.20%)	[1]
Class I
Per Unit Operating Performance:
Net asset value, beginning of year	$ 1.1115		$ 1.1413		$ 1.2179
Net Realized and net unrealized change in trading profit (loss)	$ 0.2005		$ (0.0147)		$ (0.0610)
Expenses	$ (0.0157)	[1]	$ (0.0151)	[1]	$ (0.0156)	[1]
Net asset value, end of year	$ 1.2963		$ 1.1115		$ 1.1413
Total Return:
Total return (as a percent)	16.63%	[2]	(2.61%)	[2]	(6.29%)	[2]
Ratios to Average Members' Capital:
Expenses (as a percent)	1.39%	[1]	1.34%	[1]	1.30%	[1]
Net investment income (loss) (as a percent)	(1.39%)	[1]	(1.34%)	[1]	(1.30%)	[1]
Class D1
Per Unit Operating Performance:
Net asset value, beginning of year			$ 1.1609	[3]	$ 1.2253
Net Realized and net unrealized change in trading profit (loss)			$ (0.0150)	[3]	$ (0.0620)
Expenses			$ (0.0027)	[1],[3]	$ (0.0024)	[1]
Net asset value, before liquidation			$ 1.1432	[3]
Less liquidating distribution			$ 1.1432	[3]
Net asset value, end of year					$ 1.1609	[3]
Total Return:
Total return (as a percent)			(1.53%)	[2],[3]	(5.25%)	[2]
Ratios to Average Members' Capital:
Expenses (as a percent)			0.24%	[1],[3]	0.20%	[1]
Net investment income (loss) (as a percent)			(0.24%)	[1],[3]	(0.20%)	[1]
Class M
Per Unit Operating Performance:
Net asset value, beginning of year	$ 0.9463		$ 0.9610		$ 1.0143
Net Realized and net unrealized change in trading profit (loss)	$ 0.1723		$ (0.0124)		$ (0.0513)
Expenses	$ (0.0028)	[1]	$ (0.0023)	[1]	$ (0.0020)	[1]
Net asset value, end of year	$ 1.1158		$ 0.9463		$ 0.9610
Total Return:
Total return (as a percent)	17.91%	[2]	(1.53%)	[2]	(5.25%)	[2]
Ratios to Average Members' Capital:
Expenses (as a percent)	0.29%	[1]	0.24%	[1]	0.20%	[1]
Net investment income (loss) (as a percent)	(0.29%)	[1]	(0.24%)	[1]	(0.20%)	[1]

[1]	The ratios do not reflect the proportionate share of expense from the Portfolio Funds.
[2]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member’s return may vary from these returns based on timing of capital transactions.
[3]	Units liquidated as of December 31, 2013.